Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ (32,436)	$ (2,085)	$ (63,167)	$ (12,890)
Amortization of cash flow hedge	(214)	(1,100)	(1,112)	(1,108)
Amounts reclassified from AOCI	859	(3,028)	40,132	(6,303)
OCI attributable to shareholders of AQN	$ (31,791)	$ (6,213)	$ (24,147)	$ (20,301)